Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	437,460,078.81	21,292
Yield Supplement Overcollateralization Amount 07/31/26	23,221,813.08	0
Receivables Balance 07/31/26	460,681,891.89	21,292
Principal Payments	20,842,431.82	510
Defaulted Receivables	842,175.94	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	21,682,604.92	0
Pool Balance at 08/31/26	417,314,679.21	20,744

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.44%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	9,170,642.27	313
Past Due 61-90 days	3,016,428.09	108
Past Due 91-120 days	1,047,583.44	38
Past Due 121+ days	0.00	0
Total	13,234,653.80	459

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Delinquency Trigger Occurred	NO

Recoveries	700,248.16
Aggregate Net Losses/(Gains) - August 2026	141,927.78
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.50%
Third Prior Net Losses/(Gains) Ratio	0.51%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	6,052,770.45
Actual Overcollateralization	6,052,770.45
Weighted Average Contract Rate	6.81%
Weighted Average Contract Rate, Yield Adjusted	10.03%
Weighted Average Remaining Term	41.04

Flow of Funds	$ Amount
Collections	24,142,289.17
Investment Earnings on Cash Accounts	11,466.08
Servicing Fee	(383,901.58)
Transfer to Collection Account	-
Available Funds	23,769,853.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,392,003.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	14,092,629.15
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,052,770.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,017,709.01

Total Distributions of Available Funds	23,769,853.67

Servicing Fee	383,901.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	431,407,308.36
Principal Paid	20,145,399.60
Note Balance @ 09/15/26	411,261,908.76

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	315,357,308.36
Principal Paid	20,145,399.60
Note Balance @ 09/15/26	295,211,908.76
Note Factor @ 09/15/26	73.2535754%

Class A-4
Note Balance @ 08/17/26	61,570,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	61,570,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	36,320,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	36,320,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	18,160,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	18,160,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,606,745.06
Total Principal Paid	20,145,399.60
Total Paid	21,752,144.66

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.10650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.43000%
Interest Paid	1,164,194.06
Principal Paid	20,145,399.60
Total Paid to A-3 Holders	21,309,593.66

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3272852
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.6415262
Total Distribution Amount	17.9688114

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.8888190
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.9885846
Total A-3 Distribution Amount	52.8774036

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	699.55
Noteholders' Principal Distributable Amount	300.45

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,026,385.22
Investment Earnings	8,995.44
Investment Earnings Paid	(8,995.44)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22